Accounts payable, accrued liabilities and asset retirement obligations	12 Months Ended
Dec. 31, 2025
Accounts payable, accrued liabilities and asset retirement obligations [Abstract]
Accounts payable, accrued liabilities and asset retirement obligations
Note 16. Accounts payable, accrued liabilities and asset retirement obligations

a) The components of the accounts payable are as follows:

	At December 31,
	2024		2025
Suppliers	Ps.	61,741,976	Ps.	63,916,249
Sundry creditors		92,286,367		89,775,754
Interest payable		8,959,701		9,495,482
Guarantee deposits from customers		1,669,103		1,558,765
Dividends payable		2,266,987		2,378,541
Total current	Ps.	166,924,134	Ps.	167,124,791

As of December 31, 2024 and 2025, the Company has recognized non-current accounts payable of Ps.17,224,845 and Ps.19,071,252, respectively; primarily due for obligations related to the acquisition of operating licenses.

b) The balance of accrued liabilities at December 31, 2024 and 2025 are as follows:

	At December 31,
	2024		2025
Current liabilities
Direct employee benefits payable	Ps.	22,080,021	Ps.	22,511,360
Contingencies		34,953,816		43,179,047
Total	Ps.	57,033,837	Ps.	65,690,407

The movements in contingencies for the years ended December 31, 2024 and 2025 are as follows:

									Applications				Balance at December 31, 2024
	Balance at December 31, 2023		Business combination		Effect of translation		Increase of the year		Payments		Reversals
Contingencies	Ps.	34,355,359	Ps.	182,686	Ps.	437,201	Ps.	6,580,005	Ps.	(4,659,801)	Ps.	(1,941,634)	Ps.	34,953,816

									Applications				Balance at December 31, 2025
	Balance at December 31, 2024		Business combination		Effect of translation		Increase of the year		Payments		Reversals
Contingencies	Ps.	34,953,816	Ps.	–	Ps.	2,874,092	Ps.	14,049,657	Ps.	(4,837,234)	Ps.	(3,861,284)	Ps.	43,179,047

Provisions and contingencies include tax, labor, regulatory and other legal type contingencies. See Note 17 b) for detail of contingencies.

c) The movements in the asset retirement obligations for the years ended December 31, 2024 and 2025 are as follows:

									Applications				Balance at December 31, 2024
	Balance at December 31, 2023		Business combination		Effect of translation		Increase of the year		Payments		Reversals
Asset retirement obligations	Ps.	10,117,928	Ps.	101,101	Ps.	749,725	Ps.	989,544	Ps.	(76,166)	Ps.	(369,353)	Ps.	11,512,779

									Applications				Balance at December 31, 2025
	Balance at December 31, 2024		Business combination		Effect of translation		Increase of the year		Payments		Reversals
Asset retirement obligations	Ps.	11,512,779	Ps.	64,391	Ps.	25,314	Ps.	1,025,347	Ps.	(188,120)	Ps.	(653,796)	Ps.	11,785,915

The discount rates used for the asset retirement obligation are based on market rates that are expected to be undertaken by the dismantling or restoration of cell sites and may include labor costs.